Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium	Equity Settled Employee Benefit Reserve	Option premium on convertible loan	Translation Reserve	Accumulated Deficit	Total	Non-controlling Interests	Total
Balance at beginning of period at Dec. 31, 2020	€ 2,165	€ 288,757	€ 23,825	€ 280	€ (189)	€ (257,747)	€ 57,091	€ (545)	€ 56,546
Balance at beginning of period (in shares) at Dec. 31, 2020	54,131,553
Result for the period						(28,353)	(28,353)	(18)	(28,371)
Other comprehensive income					255		255		255
Recognition of share-based payments	€ 5	382	2,719				3,106		3,106
Recognition of share-based payments (in shares)	112,657
Issue of ordinary shares	€ 660	84,594					85,254		85,254
Issue of ordinary shares (in shares)	16,508,475
Treasury shares transferred (in shares)	(127,303)
Shares options lapsed			(160)			160
Shares options exercised		753	(541)			541	753		753
Share options exercised (in shares)	243,189
Balance at end of period at Jun. 30, 2021	€ 2,830	374,486	25,843	280	66	(285,399)	118,106	(563)	117,543
Balance at end of period (in shares) at Jun. 30, 2021	70,868,571
Balance at beginning of period at Dec. 31, 2021	€ 2,995	398,309	28,443	1,426	430	(317,770)	113,833	(604)	113,229
Balance at beginning of period (in shares) at Dec. 31, 2021	74,865,381
Result for the period						(29,329)	(29,329)	209	(29,120)
Other comprehensive income					911		911		911
Recognition of share-based payments			1,921				1,921		1,921
Treasury shares transferred (in shares)	(71,283)
Shares options lapsed			(380)			380
Shares options exercised		33	(256)			256	33		33
Share options exercised (in shares)	71,283
Balance at end of period at Jun. 30, 2022	€ 2,995	€ 398,342	€ 29,728	€ 1,426	€ 1,341	€ (346,463)	€ 87,369	€ (395)	€ 86,974
Balance at end of period (in shares) at Jun. 30, 2022	74,865,381